SCHEDULE OF FUTURE MATURITIES NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Less: Current maturities	$ (124,245,105)	$ (121,915,613)	$ (110,304,484)
Notes Payble [Member]
Short-Term Debt [Line Items]
2026	37,495,313	36,704,913
2027	5,364,139	5,364,139
2028	5,746,548	5,746,548
2029	6,194,706	6,194,706
2030	6,661,568	6,661,568
Thereafter	63,343,085	63,343,086
Total	124,805,359	124,014,960
Less: Current maturities	(122,794,096)	(121,915,613)
Less: Closing costs	(2,011,263)	(2,099,347)
Total notes payable, net of current maturities, net of closing costs